UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2016 — (unaudited)

Industry Description	Type	Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount **/ Shares	Value (Note 1)
		Moody’s	S&P
LOANS (3) (4)-92.1%
Aerospace & Defense- 0.3%

Transdigm Group, Inc.	BTL-C	Ba3	B	3.75%	02/28/2020	$862,281	$850,423

Air Freight & Logistics- 0.3%

Air Medical Group Holdings LLC	BTL-B	B2	B	4.25	04/28/2022	992,500	966,136

Auto Components- 0.5%

Affinia Group	BTL-B2	B2	B	4.75	04/27/2020	798,319	798,318
MPG Holdco I, Inc.	BTL-B	Ba3	BB+	3.75	10/20/2021	703,040	692,117

							1,490,435

Automobiles- 0.2%

Chrysler Group LLC	BTL-B	Ba1	BBB-	3.50	05/24/2017	631,665	631,100

Biotechnology- 0.5%

Medpace, Inc.	BTL	B2	B+	4.75	04/01/2021	1,427,547	1,410,891

Building Products- 1.1%

Beacon Roofing Supply, Inc.	BTL-B	B2	BB+	4.00	10/01/2022	1,109,425	1,105,264
Nortek, Inc.	BTL	Ba3	BB-	3.50	10/30/2020	1,002,641	971,308
Summit Materials LLC	BTL	Ba3	BB	4.00	07/17/2022	942,875	933,446

							3,010,018

Capital Markets- 1.3%

AlixPartners LLC	BTL	B2	B+	4.50	07/28/2022	3,482,500	3,463,635

Chemicals- 2.3%

Al Chem & Cy SCA	BTL-B	B1	B+	4.50	10/03/2019	489,584	485,301
Al Chem & Cy SCA(5)	BTL-B1	B1	B+	4.50	10/03/2019	254,022	251,799
Chemours Co.	BTL-B	Ba1	BBB-	3.75	05/12/2022	461,513	437,283
Gates Global, Inc.	BTL	B2	B+	4.25	07/06/2021	1,377,784	1,296,840
Ineos U.S. Finance LLC	BTL-B	Ba3	BB-	3.75	05/04/2018	706,212	698,709
MacDermid, Inc.(5)	BTL-B2	B2	BB-	5.50	06/07/2020	1,422,000	1,370,231
Minerals Technologies, Inc.	BTL-B	Ba2	BB	3.75-5.00	05/09/2021	1,235,635	1,229,456
Univar, Inc.	BTL	B2	BB-	4.25	07/01/2022	537,388	528,320

							6,297,939

Commercial Services & Supplies- 6.2%

ADS Waste Holdings, Inc.	BTL	B2	B+	3.75	10/09/2019	952,669	943,142
Audio Visual Services Group, Inc.	BTL-B	B1	B+	4.50	01/24/2021	2,831,260	2,675,540
Brand Energy and Infrastructure Services, Inc.	BTL-B	B1	B	4.75	11/26/2020	2,369,812	2,280,944
Brickman Group Holdings, Inc.	BTL	B2	B	4.00	12/18/2020	1,433,284	1,405,963
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50	12/17/2021	1,340,000	1,250,666
Fly Funding II SARL	BTL	Ba3	BBB-	3.50	08/06/2019	1,315,996	1,303,248
KAR Auction Services, Inc.	BTL-B3	Ba3	BB-	4.25	03/09/2023	565,000	565,000
Peak 10, Inc.(5)	2nd Lien	Caa2	CCC+	8.25	06/17/2022	845,000	680,225
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.75	02/28/2022	1,465,000	1,355,125
ServiceMaster Co.	BTL-B	B1	BB-	4.25	07/01/2021	1,126,510	1,126,040
Vizient, Inc.	1st Lien	B1	B	6.25	02/13/2023	1,010,000	1,014,209
Waste Industries USA, Inc.	BTL-B	B1	BB-	4.25	02/27/2020	1,029,600	1,032,174
WCA Waste Systems, Inc.	BTL	B1	B+	4.00	03/23/2018	991,839	988,120

							16,620,396

Construction & Engineering- 0.4%

Pike Corp.	1st Lien	B2	B+	5.50	12/22/2021	979,355	974,866

Construction Materials- 1.0%

Headwaters, Inc.	BTL-B	Ba3	BB	4.50	03/24/2022	1,612,191	1,613,198
Quikrete Companies, Inc.	2nd Lien	B1	BB-	4.00	09/28/2020	500,240	496,488
Quikrete Companies, Inc.(5)	1st Lien	B3	B	7.00	03/26/2021	565,895	565,187

							2,674,873

Consumer Finance- 1.0%

TransFirst Holdings, Inc.	1st Lien	B2	B	6.25	11/12/2021	869,017	867,278
TransFirst Holdings, Inc.	2nd Lien	Caa2	CCC+	10.50	11/12/2022	700,000	700,350
Vantiv LLC	BTL-B	Ba3	BBB-	3.75	06/13/2021	1,014,887	1,013,619

							2,581,247

Containers & Packaging- 2.2%

Ardagh Packaging Finance PLC	BTL	Ba3	B+	4.00	12/17/2019	646,800	645,453
Berry Plastics Holding Corp.	BTL-F	Ba3	BB	4.00	10/01/2022	2,954,168	2,952,525
Mauser Holding GmbH	2nd Lien	Caa2	CCC+	8.75	07/31/2022	1,605,000	1,384,313
Owens-Illinois, Inc.	BTL-B	Baa3	BBB-	3.50	09/01/2022	829,500	829,327

							5,811,618

Distributors- 0.3%

ABC Supply Co., Inc.	BTL-B	B1	BBB-	3.50	04/16/2020		796,977	794,819

Diversified Financial Services- 1.5%

Media General, Inc.	BTL-B	Ba3	BB+	4.00	07/31/2020		880,735	878,754
Opal Acquisition, Inc.	BTL-B	B1	B-	5.00	11/27/2020		858,771	743,910
Santander Asset Management	BTL	Ba2	BB	4.25	12/17/2020		957,247	952,062
TransUnion LLC	BTL	B1	BB-	3.50	04/09/2021		1,572,568	1,555,532

								4,130,258

Diversified Telecommunication Services- 3.3%

Altice Financing SA	BTL	B1	BB-	5.25	02/04/2022		674,900	672,159
Altice Financing SA	BTL	NR	BB-	5.25	02/04/2022	EUR	332,488	377,786
Altice Financing SA	BTL	B1	BB-	5.50	07/02/2019		2,699,305	2,699,980
CSC Holdings, Inc.	BTL	Ba1	BB-	5.00	10/09/2022		1,540,000	1,540,770
Level 3 Financing, Inc.	BTL-B	Ba1	BB	3.50	05/31/2022		1,300,000	1,296,750
Level 3 Financing, Inc.	BTL-B2	Ba1	BB	4.00	08/01/2019		1,425,000	1,426,781
XO Communications, Inc.	BTL	B2	BB-	4.25	03/19/2021		860,364	856,277

								8,870,503

Electronic Equipment, Instruments & Components- 0.2%

Ortho Clinical Diagnostics SA	BTL	B1	B-	4.75	06/30/2021		723,234	663,567

Energy Equipment & Services- 1.2%

Drillships Financing Holding, Inc.(5)	BTL-B	Caa2	CCC+	5.50	07/25/2021		988,950	451,621
Pacific Drilling SA	BTL-B	Caa2	B	4.50	06/04/2018		812,038	252,408
Paragon Offshore, Ltd.(6)(7)	BTL-B	NR	NR	5.25	07/18/2021		987,500	204,084
Pinnacle Holdco SARL	BTL	B3	B+	4.75	07/30/2019		1,017,458	747,832
Seadrill Partners Finco LLC	BTL-B	Caa2	B-	4.00	02/21/2021		2,157,139	944,648
Shelf Drilling Midco, Ltd.(5)	BTL	B3	B-	10.00	10/08/2018		1,240,000	582,800

								3,183,393

Food & Staples Retailing- 4.2%

Albertson’s Holdings LLC	BTL-B4	Ba3	BB	5.50	08/25/2021		4,334,330	4,334,330
Albertson’s Holdings LLC	BTL-B5	Ba3	BB	5.50	12/21/2022		563,588	562,883
BJ’s Wholesale Club, Inc.	1st Lien	B3	B-	4.50	09/26/2019		1,069,613	1,038,360
Rite Aid Corp.	BTL	B2	B+	4.88	06/21/2021		2,230,000	2,231,394
Rite Aid Corp.	2nd Lien	B2	B+	5.75	08/21/2020		1,055,000	1,057,198
U.S. Foodservice	BTL	B2	B	4.50	03/31/2019		2,164,788	2,153,191

								11,377,356

Food Products- 2.8%

B&G Foods, Inc.	BTL-B	Ba3	BB+	3.75-5.00	11/02/2022		900,421	901,829
Hearthside Food Solutions LLC	BTL	B1	B	4.50	06/02/2021		1,714,463	1,680,173
Hostess Brands, Inc.	BTL	B1	B+	4.50	08/03/2022		1,905,425	1,902,449
Hostess Brands, Inc.	2nd Lien	Caa1	CCC+	8.50	08/03/2023		1,290,000	1,238,400
Jacobs Douwe Egberts	BTL-B	Ba3	BB	4.25	07/02/2022		1,156,045	1,156,045
Pinnacle Operating Corp.(5)	BTL-B2	B1	B	4.75	11/15/2018		739,587	636,045

								7,514,941

Gas Utilities- 0.2%

NGPL PipeCo LLC	BTL-B	Caa2	CCC-	6.75	09/15/2017		567,603	546,318

Health Care Equipment & Supplies- 1.3%

Alere Inc	BTL-B	Ba3	B+	4.25	06/18/2022		508,715	504,820
Immucor, Inc.	BTL-B2	B2	B+	5.00	08/17/2018		1,803,512	1,734,753
Sterigenics-Nordion Holdings LLC	BTL-B	B1	B	4.25	05/15/2022		1,174,100	1,153,553

								3,393,126

Health Care Providers & Services- 6.0%

Acadia Healthcare Company, Inc.	BTL-B	Ba2	BB-	4.50	02/16/2023		518,700	519,673
American Renal Holdings, Inc.	1st Lien	Ba3	B	4.50	09/20/2019		1,126,676	1,123,859
American Renal Holdings, Inc.(5)	2nd Lien	Caa1	CCC+	8.50	03/20/2020		1,879,617	1,842,025
Aspen Dental Management, Inc.	BTL-B	B1	B	5.50	04/30/2022		1,290,250	1,288,235
CHS/Community Health Systems, Inc.	BTL-F	Ba2	BB	3.68-3.89	12/31/2018		1,980,000	1,959,582
CHS/Community Health Systems, Inc.	BTL-H	Ba2	BB	4.00	01/27/2021		1,119,572	1,099,699
Emergency Medical Services Corp.	BTL-B2	B1	BB-	4.50	10/28/2022		2,099,738	2,099,738
Healogics, Inc.	1st Lien	B2	B	5.25	07/01/2021		995,541	895,987
Inventiv Health, Inc.(5)	BTL-B4	B1	B-	7.75	05/15/2018		1,100,000	1,093,125
MPH Acquisition Holdings LLC	BTL	B1	B+	3.75	03/31/2021		928,977	919,223
Surgery Center Holdings, Inc.(5)	1st Lien	B2	B	5.25	11/03/2020		1,214,625	1,197,924
U.S. Renal Care, Inc.	BTL-B	B1	B	5.25	12/31/2022		2,284,275	2,275,709

								16,314,779

Health Care Technology- 0.8%

Emdeon, Inc.	BTL-2	Ba3	B+	3.75	11/02/2018		1,199,444	1,192,947
IMS Health, Inc.	BTL-B	Ba2	BB-	3.50	03/17/2021		981,734	976,519

								2,169,466

Hotels, Restaurants & Leisure- 6.4%

1011778 B.C. ULC	BTL-B	Ba3	B+	3.75	12/10/2021	1,521,555	1,519,019
Aristocrat Leisure, Ltd.	BTL-B	Ba2	BB	4.75	10/20/2021	1,146,608	1,147,882
Caesars Entertainment Operating Co., Inc.†(7)(10)	BTL-B6	NR	D	1.50	03/01/2017	2,023,792	1,856,198
Caesars Growth Properties Holdings LLC	BTL	B3	B+	6.25	05/08/2021	1,078,657	876,409
California Pizza Kitchen, Inc.	BTL	B2	B-	5.25-6.75	03/29/2018	1,455,000	1,193,100
CityCenter Holdings LLC	BTL-B	B2	BB-	4.25-5.75	10/16/2020	913,243	912,102
Eldorado Resorts LLC	BTL-B	Ba3	BB-	4.25	07/13/2022	972,650	973,460
Four Seasons Holdings, Inc.	2nd Lien	Caa1	B-	6.25	12/27/2020	835,000	823,171
Hilton Worldwide Finance LLC	BTL-B2	Ba2	BBB-	3.50	10/26/2020	1,461,945	1,461,396
La Quinta Intermediate Holdings LLC	BTL-B	B1	BB	3.75	04/14/2021	1,142,535	1,121,589
Lindblad Expeditons, Inc.	BTL	B2	BB	5.50	05/08/2021	226,855	225,721
Lindblad Expeditons, Inc.	BTL	B2	BB	5.50	05/08/2021	1,758,145	1,749,354
Scientific Games International, Inc.	BTL-B2	Ba3	BB-	6.00	10/01/2021	570,269	551,468
Station Casinos, Inc.	BTL-B	B1	B+	4.25	03/02/2020	2,006,834	1,999,936
Town Sports International Holdings, Inc.	BTL	Caa2	D	4.50	11/15/2020	2,229,083	913,924

							17,324,729

Industrial Conglomerates- 1.0%

American Rock Salt Co. LLC	BTL-B	B2	B	4.75	05/20/2021	1,748,850	1,589,997
American Rock Salt Co. LLC	2nd Lien	B2	B	4.75	05/20/2021	1,237,406	1,133,105

							2,723,102

Industrial Power Producers & Energy Traders- 0.4%

Calpine Corp.	BTL	Ba2	BB	4.00	10/09/2019	999,543	993,088

Insurance- 3.1%

Asurion Corp.	1st Lien	Ba3	B	5.00	05/24/2019	1,779,623	1,754,411
Asurion Corp.	BTL-B4	Ba3	B	5.00	08/04/2022	1,254,419	1,227,239
Asurion Corp.	2nd Lien	Caa1	CCC+	8.50	03/03/2021	1,905,000	1,775,818
Compass Investments, Inc.	BTL	B1	B	4.25	12/27/2019	1,222,648	1,202,780
Cooper, Gay, Swett & Crawford, Ltd.	1st Lien	B2	B	5.00	04/16/2020	884,975	872,438
Cooper, Gay, Swett & Crawford, Ltd.	2nd Lien	Caa2	CCC+	8.25	10/16/2020	1,430,000	1,409,741

							8,242,427

Internet & Catalog Retail- 0.9%

Acosta, Inc.	BTL	B1	B	4.25	09/26/2021	1,861,915	1,817,695
Lands’ End, Inc.	BTL-B	B1	B	4.25	04/04/2021	940,833	747,374

							2,565,069

Internet Software & Services- 0.4%

Zayo Group LLC	BTL-B	Ba2	BB-	3.75	05/06/2021	766,387	763,102
Zayo Group LLC	BTL-B2	Ba2	BB-	4.50	05/06/2021	214,463	214,932

							978,034

IT Services- 3.6%

Ceridian Corp.	BTL-B2	Ba3	B-	4.50	09/15/2020	523,220	506,215
First Data Corp.	BTL-B	B1	BB	3.93	03/24/2018	3,809,312	3,798,623
First Data Corp.	BTL	B1	BB	3.93	09/24/2018	2,170,000	2,162,767
First Data Corp.	BTL-1	B1	BB	4.18	07/08/2022	1,955,000	1,941,153
Global Payments, Inc.	BTL-B	Ba2	BBB-	3.94	03/23/2023	1,000,000	1,005,000
MoneyGram International, Inc.	BTL-B	B1	B+	4.25	03/27/2020	417,172	388,318

							9,802,076

Leisure Equipment & Products- 0.4%

SRAM LLC	BTL-B	B2	B	4.00-5.50	04/10/2020	1,306,705	1,069,864

Life Sciences Tools & Services- 0.8%

Pharmaceutical Product Development, Inc.	BTL-B	B1	B	4.25	08/18/2022	2,189,085	2,167,194

Machinery- 1.7%

Gardner Denver, Inc.	BTL	B1	B	4.25	07/30/2020	1,624,320	1,465,948
Harbor Freight Tools USA, Inc.	BTL-B	B1	BB-	4.75	07/26/2019	891,777	894,007
Husky International, Ltd.	1st Lien	B1	B	4.25	06/30/2021	455,656	441,274
Husky International, Ltd.(5)	2nd Lien	Caa1	B-	7.25	06/30/2022	553,868	496,404
Paladin Brands Holding, Inc.(5)	BTL	B2	B+	7.25	08/16/2019	1,721,242	1,376,993

							4,674,626

Media- 8.3%

Advantage Sales & Marketing LLC	1st Lien	B1	B	4.25	07/23/2021	2,484,125	2,436,306
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	7.50	07/25/2022	1,000,000	898,333
Charter Communications Operating LLC	BTL-I	Ba1	BBB-	3.50	01/24/2023	1,580,000	1,580,283
Delta 2 (Lux) SARL	BTL-B3	B2	B	4.75	07/31/2021	3,944,124	3,823,335
Delta 2 (Lux) SARL	2nd Lien	Caa2	CCC+	7.75	07/31/2022	1,495,000	1,368,859
Galleria Co.	BTL-B	Ba1	BBB-	3.75	01/26/2023	995,000	991,269
Getty Images, Inc.	BTL-B	B3	CCC+	4.75	10/18/2019	1,840,392	1,370,324
Gray Television, Inc.	BTL-C	Ba3	BB	4.25	06/13/2021	663,338	663,338
Hicks Sports Group†(6)(7)(9)	BTL-B	NR	NR	6.75	12/22/2011	964,156	28,925
ION Media Networks, Inc.	BTL-B	B1	B+	4.75	12/18/2020	2,115,126	2,081,637

Numericable Finance & Co. SCA	BTL-B1	B1	B+	4.50	05/21/2020	1,233,623	1,223,172
Numericable Finance & Co. SCA	BTL-B2	B1	B+	4.50	05/21/2020	1,067,252	1,058,210
Salem Communications Corp.	BTL-B	B2	B-	4.50	03/16/2020	826,404	766,490
Truven Health Analytics, Inc.	BTL-B	B1	B	4.50	06/06/2019	1,096,895	1,095,524
Univision Communications, Inc.	BTL-C4	B2	B+	4.00	03/01/2020	2,950,322	2,918,185

							22,304,190

Metals & Mining- 1.0%

Ameriforge Group, Inc.	BTL	Caa2	B+	5.00	12/19/2019	921,835	420,972
Crosby Worldwide, Ltd.	1st Lien	B2	B-	4.00	11/23/2020	1,032,161	844,652
Fortescue Metals Group, Ltd.	BTL	Ba2	BB+	4.25	06/30/2019	513,523	432,858
Signode Industrial Group U.S., Inc.	BTL-B	B1	B+	3.75	05/01/2021	1,111,167	1,075,054

							2,773,536

Multi Utilities- 0.9%

Energy Future Intermediate Holding Co. LLC	DIP	NR	NR	4.25	12/19/2016	1,215,000	1,212,975
Texas Competitive Electric Holdings Co. LLC†	BTL	NR	NR	4.92	10/10/2017	4,174,956	1,172,465

							2,385,440

Multiline Retail- 0.5%

Dollar Tree, Inc.	BTL-B	Ba1	BBB	3.50	07/06/2022	708,743	708,996
Neiman Marcus Group, Inc.	BTL-B	B2	B-	4.25	10/25/2020	682,504	623,733

							1,332,729

Oil, Gas & Consumable Fuels- 3.5%

American Energy Marcellus LLC	1st Lien	Caa1	CCC	5.25	08/04/2020	1,565,000	266,050
Arch Coal, Inc.(5)(7)(8)	DIP	NR	NR	5.00	01/31/2017	401,000	384,960
Arch Coal, Inc.(6)(7)	BTL	NR	D	7.50	05/16/2018	1,714,504	592,361
Callon Petroleum Co.	2nd Lien	NR	NR	8.50	10/08/2021	1,620,000	1,563,300
Chief Exploration & Development LLC	2nd Lien	NR	NR	7.50	05/16/2021	1,785,000	1,033,515
Energy Transfer Equity LP	BTL	Ba2	BB	4.00	12/02/2019	929,412	833,373
Philadelphia Energy Solutions LLC	BTL-B	B1	BB-	6.25	04/04/2018	926,350	866,137
Power Buyer LLC	BTL	B2	B+	4.25	05/06/2020	1,038,763	1,017,988
Power Buyer LLC(5)	2nd Lien	Caa2	CCC+	8.25	11/06/2020	670,000	603,000
Templar Energy LLC(6)	2nd Lien	Ca	D	8.50	11/25/2020	1,825,000	177,938
Western Refining LP	BTL-B	B1	BB-	4.25	11/12/2020	2,126,038	2,062,257

							9,400,879

Paper & Forest Products- 0.4%

Exopack LLC	BTL	B1	B	4.50	05/08/2019	1,109,036	1,081,310

Personal Products- 0.2%

Coty, Inc.	BTL-B	Ba1	BBB-	3.75	10/27/2022	495,000	493,763

Pharmaceuticals- 2.7%

Catalent Pharma Solutions, Inc.	BTL-B2	B1	BB	4.25	05/20/2021	1,632,953	1,630,402
Endo Luxembourg Finance Co.	BTL-B	Ba1	BB	3.75	09/26/2022	2,189,513	2,152,223
PRA Holdings, Inc.	1st Lien	B1	BB-	4.50	09/23/2020	1,885,073	1,882,717
Valeant Pharmaceuticals International, Inc.	BTL-F1	Ba2	BB	4.00	04/01/2022	1,771,745	1,669,317

							7,334,659

Professional Services- 0.5%

Nexeo Solutions LLC	BTL-B1	B2	B	5.00	09/08/2017	446,795	444,933
On Assignment, Inc	BTL	Ba2	BB	3.75	06/03/2022	922,581	922,581

							1,367,514

Real Estate Investment Trusts- 0.7%

Capital Automotive LP	2nd Lien	B1	B-	6.00	04/30/2020	1,405,000	1,397,975
Equinix, Inc.	BTL	Ba2	BBB-	4.00	01/08/2023	480,000	479,100

							1,877,075

Real Estate Management & Development- 1.7%

DTZ US Borrower LLC	1st Lien	B1	B+	4.25	11/04/2021	1,985,000	1,956,879
DTZ US Borrower LLC	2nd Lien	B3	B-	9.25	11/04/2022	1,085,000	1,071,438
Realogy Corp.(5)	CLTL	NR	BB+	0.46	10/10/2016	85,440	84,158
Realogy Corp.	BTL	Ba2	BB+	3.75	03/05/2020	1,548,965	1,546,061

							4,658,536

Road & Rail- 1.2%

Kenan Advantage Group, Inc.(8)	Delayed Draw	Ba3	BB	1.50	01/31/2017	155,000	153,450
Kenan Advantage Group, Inc.	BTL	Ba3	BB	4.00	07/31/2022	1,119,375	1,108,181
Kenan Advantage Group, Inc.	BTL-B	Ba3	BB	4.00	07/31/2022	358,200	354,618
Neff Rental LLC(5)	2nd Lien	B3	B-	7.25	06/09/2021	1,770,294	1,518,027

							3,134,276

Semiconductors & Semiconductor Equipment- 2.3%

Avago Technologies, Ltd.	BTL-B1	Ba1	BBB	4.25	02/01/2023	2,005,000	1,993,584
Lattice Semiconductor Corp.	1st Lien	B2	B	5.25	03/10/2021	839,887	781,095
NXP BV	BTL	Baa3	BBB-	3.75	12/07/2020	2,428,913	2,433,846
ON Semiconductor Corp.	BTL-B	Ba1	BB	5.25	03/31/2023	930,000	930,930

							6,139,455

Software- 4.5%

Epicore Software Co.	1st Lien	B2	B	4.75	06/01/2022	2,044,550	1,928,011
Kronos, Inc.	BTL-C	B1	B-	4.50	10/30/2019	3,044,073	3,018,959
Kronos, Inc.	2nd Lien	Caa2	CCC	9.75	04/30/2020	2,677,597	2,657,515
Lawson Software, Inc.	BTL-B5	B1	B+	3.75	06/03/2020	943,162	913,542
Magic Newco LLC	BTL	B1	B+	5.00	12/12/2018	2,066,675	2,065,383

SS&C Technologies, Inc.	BTL-B1	Ba3	BB	4.00-4.08	07/08/2022	1,466,940	1,469,036
SS&C Technologies, Inc.	BTL-B2	Ba3	BB	4.00-4.08	07/08/2022	212,475	212,779

							12,265,225

Specialty Retail- 4.9%

At Home Holding III, Inc.	BTL	B2	B-	5.00	06/03/2022	4,955,025	4,756,824
J Crew Operating Corp.	BTL-B1	B2	B-	4.00	03/05/2021	743,199	576,598
Michaels Stores, Inc.	BTL-B2	Ba2	BB-	3.75	01/28/2020	988,478	985,594
Party City Holdings, Inc.	BTL	B1	B+	4.25	08/19/2022	2,397,463	2,372,740
PetSmart, Inc.	BTL-B	Ba3	BB-	4.25	03/11/2022	3,504,999	3,487,036
Serta Simmons Holdings LLC	BTL-B	B1	BB-	4.25	10/01/2019	961,398	959,746

							13,138,538

Tech Hardware, Storage & Peripheral- 0.3%

CDW Corp.	BTL	Ba2	BBB-	3.25	04/29/2020	866,925	863,606

Thrifts & Mortgage Finance- 0.2%

Walter Investment Management Co.	Tranche B	B3	BB-	4.75	12/19/2020	762,734	662,624

Wireless Telecommunication Services- 0.5%

LTS Buyer LLC	BTL-B	B1	B	4.00	04/13/2020	1,021,737	1,008,965
LTS Buyer LLC	2nd Lien	NR	CCC+	8.00	04/12/2021	271,975	259,396

							1,268,361

Total Loans (cost $268,989,390)							248,764,028

U.S. CORPORATE BONDS & NOTES- 4.2%
Building Products- 0.1%

Standard Industries, Inc.*	Senior Notes	Ba2	BBB-	5.13	02/15/2021	420,000	429,975

Containers & Packaging- 0.1%

Ball Corp.	Company Guar. Notes	Ba1	BB+	4.38	12/15/2020	460,000	478,688

Diversified Financial Services- 0.2%

ZF NA Capital*	Company Guar. Notes	Ba2	BB	4.00	04/29/2020	506,000	511,693

Food Products- 0.3%

TreeHouse Foods, Inc.*	Senior Notes	Ba3	BB	6.00	02/15/2024	700,000	742,000

Health Care Equipment & Supplies- 0.2%

Hologic, Inc.*	Company Guar. Notes	B1	BB	5.25	07/15/2022	570,000	594,225

Health Care Providers & Services- 0.6%

LifePoint Health, Inc.	Company Guar. Notes	Ba2	BB-	5.88	12/01/2023	545,000	569,525
Tenet Healthcare Corp.	Senior Notes	B3	CCC+	8.13	04/01/2022	1,035,000	1,064,756

							1,634,281

Hotels, Restaurants & Leisure- 0.2%

Boyd Gaming Corp.*	Company Guar. Notes	B3	B-	6.38	04/01/2026	635,000	658,813

Industrial Power Producers & Energy Traders- 0.4%

Dynegy Finance, Inc.	Senior Sec. Notes	B3	B+	6.75	11/01/2019	1,020,000	1,014,900

IT Services- 0.6%

First Data Corp.*	Company Guar. Notes	Caa1	B	7.00	12/01/2023	1,500,000	1,515,000

Media- 0.3%

Cequel Communications Holdings I LLC*	Senior Notes	Caa1	B-	5.13	12/15/2021	750,000	697,500

Oil, Gas & Consumable Fuels- 0.1%

WPX Energy, Inc.	Senior Notes	B2	BB-	5.25	09/15/2024	315,000	218,925

Semiconductors & Semiconductor Equipment- 0.3%

Freescale Semiconductor, Inc.*	Senior Sec. Notes	Baa3	BBB-	6.00	01/15/2022	815,000	863,900

Software- 0.2%

Infor Software Parent LLC*(16)	Company Guar. Notes	Caa2	CCC+	7.13	05/01/2021	570,000	426,075

Specialty Retail- 0.2%

Party City Holdings, Inc.*	Company Guar. Notes	B3	B-	6.13	08/15/2023	500,000	511,250

Tech Hardware, Storage & Peripheral- 0.4%

CDW LLC/CDW Finance Corp.	Company Guar. Notes	B1	BB-	6.00	08/15/2022	1,000,000	1,056,870

Total U.S. Corporate Bonds & Notes (cost $11,322,495)							11,354,095

FOREIGN CORPORATE BONDS & NOTES- 1.9%
Banks- 0.2%

Banco Bilbao Vizcaya Argentaria SA VRS(11)	Jr. Sub. Notes	NR	NR	9.00	05/09/2018	400,000	411,000
Societe Generale SA VRS(11)	Jr. Sub. Notes	Ba2	BB+	8.25	11/29/2018	400,000	403,000

							814,000

Consumer Finance- 0.3%

AerCap Ireland, Ltd.	Company Guar. Notes	Ba2	BBB-	4.63	10/30/2020	750,000	768,750

Diversified Telecommunication Services- 0.2%

Altice Financing SA*	Senior Sec. Notes	B1	BB-	6.50	01/15/2022	500,000	508,750

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Senior Sec. Notes	B2	B+	8.63	11/01/2018	695,000	465,650

Oil, Gas & Consumable Fuels- 0.3%

Tullow Oil PLC*	Company Guar. Notes	Caa1	B-	6.00	11/01/2020	1,000,000	720,000

Paper & Forest Products- 0.4%

Tembec Industries, Inc.*	Senior Sec. Notes	B3	B-	9.00	12/15/2019	1,495,000	1,031,550

Pharmaceuticals- 0.2%

Endo International PLC*	Company Guar. Notes	B1	B	6.00	07/15/2023	560,000	527,100

Trading Companies & Distributors- 0.1%

Aircastle, Ltd.	Senior Notes	Ba1	BB+	5.00	04/01/2023	285,000	286,425

Total Foreign Corporate Bonds & Notes (cost $6,142,543)							5,122,225

COMMON STOCKS- 0.0%
Media- 0.0%

Berry Co. LLC†(5)(6)(12) (cost $668,529)						1,136	11,428

Total Long-Term Investment Securities (cost $287,122,957)							265,251,776

SHORT-TERM INVESTMENT SECURITIES- 0.9%
Registered Investment Companies - 0.9%

SSgA Money Market Fund, Class N 0.17%(13)
(cost $2,484,564)						2,484,564	2,484,564

REPURCHASE AGREEMENTS - 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(14)						540,000	540,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)						235,000	235,000
BNP Paribas SA Joint Repurchase Agreement(14)						470,000	470,000
Deutsche Bank AG Joint Repurchase Agreement(14)						470,000	470,000
RBS Securities, Inc. Joint Repurchase Agreement(14)						325,000	325,000

Total Repurchase Agreements (cost $2,040,000)							2,040,000

TOTAL INVESTMENTS-
(cost $291,647,521)(15)						99.9%	269,776,340
Other assets less liabilities						0.1	319,868

NET ASSETS-						100.0%	$270,096,208

BTL	Bank Term Loan
CLTL	Credit Linked Term Loan
EUR	Euro Dollar
DIP	Debtor in Possession
NR	Security is not rated.
VRS—Variable Rate Security
The rates shown on VRS are the current interest rates as of March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $10,203,481, representing 3.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2016.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 59 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At March 31, 2016, the aggregate value of these securities was $13,145,952, representing 4.9% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Company has filed for bankruptcy protection.
(8)	All or a portion of this holding is subject to unfunded loan commitments. See Note 4.
(9)	Loan is in default of interest and did not pay principal at maturity.
(10)	Loan is in default of interest.
(11)	Perpetual maturity—maturity date reflects the next call date.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks Berry Co. LLC	04/24/2008	1,136	$668,529	$11,428	$10.06	0.00%

(13)	The rate shown is the 7-day yield as of March 31, 2016.
(14)	See Note 2 for details of the Joint Repurchase Agreement.
(15)	See Note 3 for cost of investments on a tax basis.
(16)	“Payment-in-Kind” (PIK) security—Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	333,000	USD	373,277	04/29/2016	$—	$(5,928)

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$2,979,309	$204,084	$3,183,393
Media	—	22,275,265	28,925	22,304,190
Oil, Gas & Consumable Fuels	—	8,630,580	770,299	9,400,879
Other Industries	—	213,875,566	—	213,875,566
U.S. Corporate Bonds & Notes	—	11,354,095	—	11,354,095
Foreign Corporate Bonds & Notes	—	5,122,225	—	5,122,225
Common Stocks	—	—	11,428	11,428
Short-Term Investment Securities	2,484,564	—	—	2,484,564
Repurchase Agreements	—	2,040,000	—	2,040,000

Total Investments at Value	$2,484,564	$266,277,040	$1,014,736	$269,776,340

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$5,928	$—	$5,928

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — Mach 31, 2016 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of March 31, 2016, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

The following tables represent the value of derivatives held as of March 31, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2016, please refer to a schedule following the Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Exchange Contracts	Foreign Exchange Contracts
	Forward Foreign Currency Contract(1)	Forward Foreign Currency Contract(1)
Senior Floating Rate Fund	$ —	$ 5,928

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.

Note 2. Repurchase Agreements

As of March 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
	Ownership	Amount
Senior Floating Rate Fund	0.96%	$540,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2016, bearing interest at a rate of 0.27% per annum, with a principal amount of $56,465,000, a repurchase price of $56,465,423, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bills	0.61%	03/30/2017	$57,979,800	$57,626,884

As of March 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
	Ownership	Amount
Senior Floating Rate Fund	0.94%	$235,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,208, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.25%	04/30/2021	$24,143,000	$25,483,236

As of March 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
	Ownership	Amount
Senior Floating Rate Fund	0.94%	$470,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,417, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	05/15/2023	$50,184,600	$51,058,596

As of March 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
	Ownership	Amount
Senior Floating Rate Fund	0.94%	$470,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,417, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.25%	01/31/2020	$50,623,000	$50,994,005

As of March 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
	Ownership	Amount
Senior Floating Rate Fund	0.93%	$325,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31, 2016, bearing interest at a rate of 0.28% per annum, with a principal amount of $35,000,000, a repurchase price of $35,000,272, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$32,431,000	$35,701,051

Note 3. Federal Income Taxes

As of March 31, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$291,652,857

Gross unrealized appreciation	$922,774
Gross unrealized depreciation	(22,799,291)

Net unrealized depreciation	$(21,876,517)

Note 4. Unfunded Loan Commitments

At March 31, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Arch Coal, Inc.	DIP	01/31/2017	$401,000	$384,960
Kenan Advantage Group, Inc.	Delayed Draw	01/31/2017	155,000	153,450

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 27, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	May 27, 2016